Shareholders' Equity - Schedule of Treasury Shares (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Shareholders Equity[abstract]
Beginning balance	$ 25.7
Repurchase of shares in the period	2.5
Ending balance	$ 28.2
Quantity, Beginning balance	4,291,938
Quantity, Repurchase of shares in the period	1,540,300
Quantity, Ending balance	5,832,238
Share value, Beginning balance	$ 6
Share value, Repurchase of shares in the period	1.6
Share value, Ending balance	4.8
Share value, Ending balance	$ 4.8	$ 4.8